Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Sep. 30, 2013	$ 187,016	$ 60,145	$ 4,758,742	$ (4,631,871)
Beginning balance (in shares) at Sep. 30, 2013		60,145,237
Net loss	(8,142,823)	$ 0	0	(8,142,823)
Issuance of restricted stock for services	94,875	$ 275	94,600	0
Issuance of restricted stock for services (in shares)		275,000
Shares issued for the exercise of stock options	92,500	$ 231	92,269	0
Shares issued for the exercise of stock options (in shares)		231,250
Issuance of stock in Private Placement Funding	(225,297)	$ 11,400	(236,697)	0
Issuance of stock in Private Placement Funding (in shares)		11,400,000
Stock based compensation expense	1,101,286	$ 0	1,101,286	0
Ending balance at Sep. 30, 2014	(6,892,443)	$ 72,051	5,810,200	(12,774,694)
Ending balance (in shares) at Sep. 30, 2014		72,051,487
Net loss	(1,227,206)
Ending balance at Jun. 30, 2015	279,406
Beginning balance at Sep. 30, 2014	(6,892,443)	$ 72,051	5,810,200	(12,774,694)
Beginning balance (in shares) at Sep. 30, 2014		72,051,487
Net loss	(2,947,526)	$ 0	0	(2,947,526)
Issuance of restricted stock for services	166,157	$ 475	165,682	0
Issuance of restricted stock for services (in shares)		475,000
Reclassification of Series A and C Warrants	3,263,753	$ 0	3,263,753
Shares issued for the exercise of warrants	3,600,000	$ 18,687	3,581,313	0
Shares issued for the exercise of warrants (in shares)		18,686,801
Shares issued for the exercise of stock options	$ 0	$ 462	(462)	0
Shares issued for the exercise of stock options (in shares)	(1,025,000)	462,298
Shares issued in consideration for extending the Series C Warrants and eliminating the Ratchet Provision	$ 135,352	$ 570	134,782	0
Shares issued in consideration for extending the Series C Warrants and eliminating the Ratchet Provision (in shares)		570,000
Issuance of stock in Private Placement Funding	3,015,966	$ 14,391	3,001,575	0
Issuance of stock in Private Placement Funding (in shares)		14,390,754
Shares issued for the conversion of the convertible notes	151,173	$ 756	150,417	0
Shares issued for the conversion of the convertible notes (in shares)		755,865
Stock based compensation expense	1,047,685	$ 0	1,047,685	0
Ending balance at Sep. 30, 2015	1,540,117	$ 107,392	$ 17,154,945	$ (15,722,220)
Ending balance (in shares) at Sep. 30, 2015		107,392,205
Net loss	$ (2,409,711)
Shares issued for the exercise of stock options (in shares)	0
Ending balance at Mar. 31, 2016	$ 117,514